Annual Total Returns - Fidelity® Maryland Municipal Income Fund [BarChart] - 08.31 Fidelity Maryland Municipal Income Fund PRO-08 - Fidelity® Maryland Municipal Income Fund - Fidelity Maryland Municipal Income Fund-Default
Oct. 30, 2020
Bar Chart Table:
Annual Return 2010	2.27%
Annual Return 2011	8.91%
Annual Return 2012	5.33%
Annual Return 2013	(3.16%)
Annual Return 2014	8.71%
Annual Return 2015	3.34%
Annual Return 2016	(0.13%)
Annual Return 2017	5.92%
Annual Return 2018	0.26%
Annual Return 2019	6.96%